Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Summary of Income Statement From Continuing and Discontinued Operations (Detail) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 73,668,146	$ 62,826,821	$ 72,079,294
Financial results, net	42,483	1,611,705	(3,121,499)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income		458,084
Profit (loss) before income tax	16,311,930	12,855,817	10,090,653
Income tax	9,967,806	5,706,563	3,465,540
Net profit for the year from discontinued operations	$ 0	$ 7,741,194	$ 1,539,990
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic and diluted earnings (loss) per share from discontinued operations	$ 11.1238	$ 28.7461	$ 13.2364
Equity attributable to owners of parent [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income		$ 458,084
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		4,482,151	$ 7,964,274
Operating costs and expenses		(3,376,174)	(5,684,741)
Financial results, net		(240,886)	(594,924)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income		458,084
Gain on disposal of discontinued operations		8,707,928
Profit (loss) before income tax		10,031,103	1,684,608
Income tax		(2,289,909)	(144,619)
Net profit for the year from discontinued operations		7,741,194	1,539,990
Net profit for the year from discontinued operations attributable to:
Owners of the parent company		7,360,951	785,420
Non-controlling interest		$ 380,243	$ 754,569
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member] | Equity attributable to owners of parent [member]
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic and diluted earnings (loss) per share from discontinued operations		$ 12.3500	$ 1.3177
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member] | Non-controlling Interest [member]
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic and diluted earnings (loss) per share from discontinued operations		$ 0.6380	$ 1.2659